Interest expense, net of amounts capitalized (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of interest expense, net of amounts capitalized
Interest expense, net of amounts capitalized is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2022	2021	2020
Debt interest expense (1)	(125.4)	(92.9)	(87.4)
Loss on debt extinguishment (2)	(7.8)	—	—
Gain on debt extinguishment (3)	1.9	—	—
Total	(131.3)	(92.9)	(87.4)
(1) For the year ended December 31, 2020, debt interest expense includes $5.0 million of capitalized interest.

(2) Relates to the $2.9 million loss associated with the refinancing of the Hayfin Debt Facility (extinguishment accounting treatment) and the $4.9 million loss on the repayment of the Syndicated Senior Secured Credit Facilities and New Bridge Facility, of which DNB Bank was one of the lenders of the syndicate.
(3) Relates to the gain on extinguishment of the debt associated with the jack-up rig "Gyme". Upon sale of the rig, part of the proceeds were used to repay the outstanding amount under its facility, which was financed by PPL.